Future Impact of Recently Issued Accounting Standards not yet in Effect	12 Months Ended
Dec. 31, 2024
Recently Issued Accounting Standards Not Yet in Effect [Abstract]
Future Impact of Recently Issued Accounting Standards not yet in Effect	Future Impact of Recently Issued Accounting Standards not yet in Effect
The Company has not applied the following standards, amendments and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable when they become effective.
The Enhancement and Standardization of Climate-Related Disclosures for Investors
On March 6, 2024, the Securities and Exchange Commission (SEC) issued the final rule on The Enhancement and Standardization of Climate-Related Disclosures for Investors. This rule mandates the disclosure of information regarding a registrant’s climate-related risks that have materially impacted or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition. The Company is currently assessing the impact of this rule for disclosure to investors.
ISSB Inaugural Global Sustainability Disclosure Standards

In June 2023, The International Sustainability Standards Board (ISSB) has issued its inaugural standards—IFRS S1 and IFRS S2 —ushering in a new era of sustainability-related disclosures in capital markets worldwide. The Standards will help to improve trust and confidence in company disclosures about sustainability to inform investment decisions. The Company is currently in the process of adoption of such standards.

IFRS 18 – Presentation and Disclosure in Financial Statements

IFRS 18, Presentation and Disclosure in Financial Statements replaces IAS 1 “Presentation of Financial Statements” with the objective of improving comparability and transparency of communication in financial statements. IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information based on the identified roles of the primary financial statements (“PFS”).

IFRS 18 requires an entity to classify all income and expenses within its statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations, being the first three categories new in the statement of profit or loss. These five categories are complemented by the requirement to present subtotals and totals for operating profit or loss, profit or loss before financing and income taxes and profit or loss.

IFRS 18 introduces the concept of a management-defined performance measure (“MPM”) and defines it as a subtotal of income and expenses that an entity uses in public communications outside financial statements, to communicate management's view of an aspect of the financial performance of the entity as a whole to users. In addition, IFRS 18 requires entities to disclose information about all its MPMs in a single note to the financial statements and lists several disclosures to be made, including how the measure is calculated and how it provides useful information.

Since the purpose of the PFS is to provide a useful structured summary, IFRS 18 requires to aggregate material items on the face of the PFS, and then need to disaggregate them in the notes. Also, IFRS 18 includes guidance on determining meaningful descriptions, or labels, for items that are aggregated in the financial statements, and it requires disclosure of further information regarding items labelled as “other”.

IFRS 18 is effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. However, IFRS 18 will apply retrospectively, comparative periods in both the interim and annual financial statements will need to be restated and a reconciliation of the statement of profit or loss previously published will be required for the immediately preceding comparative period.

The Company is in the process of analyzing the new requirements and evaluating the potential impacts to identify and collect the necessary information to comply with the requirements of this new standard.